Note 10 - Deposits - Certificate of Deposit by Maturity (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 67,574
2023	63,532
2024	33,274
2025	9,710
2026	5,820
Total	$ 179,910